UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

                       Report for the Calendar Year or Quarter Ended: 12/31/2003
                              Check here if Amendment [ ]; Amendment Number:
                                    This Amendment (check only one.):
                                         [ ]    is a restatement.
                                         [ ]    adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  STRALEM & COMPANY, INC.
Address:  645 Madison Avenue, New York, New York 10022

Form 13F File Number: ___________________


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Reporting Manager:
Name:  Phillippe E. Baumann
       --------------------
Title: Executive Vice President
       ------------------------
Phone: 212-888-8123
       ------------
Signature, Place, and Date of Signing:

/s/ Phillippe E. Baumann
------------------------
New York, New York
January 7, 2004

Report Type (Check only one):
[x] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT



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


                              Form 13F Summary Page


                                 Report Summary:


Number of Other Included Managers:        0
                                          -

Form 13F Information Table Entry Total:    57
                                           --
Form 13F Information Table Value Total:   $204,269,000 (thousands)
                                           ------------

List of Other Included Managers:

            Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. NONE





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


                                           STRALEM & COMPANY, INC
                                                 13F REPORT
                                               AS OF 12/31/03

-----------------------------------------------------------------------------------------------------------------------------------
    (ITEM 1:)                  (ITEM 2)       (ITEM 3)    (ITEM 4)     (ITEM 5)  (ITEM 6)        (ITEM 7)             (ITEM 8)
                                                                                           INVESTMENT DISCRETION   VOTING AUTHORITY
                                TITLE                       FAIR                                  (b)                 (SHARES)
                                 OF                        MARKET      SHARES OR                 SHARE-AS    (c)
  NAME OF ISSUER                CLASS         CUSIP NO.     VALUE      PRINCIPAL           (a)  DEFINED IN  SHARED (a)   (b)   (c)
                                                        (IN THOUSANDS)  AMOUNT   PUT/CALL  SOLE  INSTR.V    OTHER  SOLE SHARED NONE
-----------------------------------------------------------------------------------------------------------------------------------
ABBOT LABORATORIES             COMMON         2824100    6,418,000     137,736               X       0        0      X    0     0
ALTRIA GROUP                   COMMON        2209S103    8,187,000     150,449               X       0        0      X    0     0
AMERICAN EXPRESS               COMMON        25816109      198,000       4,100               X       0        0      X    0     0
AMEREN CORP                    COMMON        23608102    7,553,000     164,199               X       0        0      X    0     0
AMERICAN INTL GROUP            COMMON        26874107      530,000       8,000               X       0        0      X    0     0
ANHEUSER BUSH                  COMMON        35229103       32,000         600               X       0        0      X    0     0
APPLI ED BIOSYSTEMS            COMMON        38020103      340,000      16,400               X       0        0      X    0     0
BAXTER INTERNATIONAL           COMMON        71813109       10,000         332               X       0        0      X    0     0
BERKSHIRE HATHAWAY             COMMON        84670207      422,000         150               X       0        0      X    0     0
BURLINGTON RESOURCES           COMMON       122014103    7,440,000     134,350               X       0        0      X    0     0
CELERA GENOMICS                COMMON        38020202      104,000       7,500               X       0        0      X    0     0
CHEVRONTEXACO                  COMMON       166751107    7,417,000      85,857               X       0        0      X    0     0
CLOROX                         COMMON       189054109    7,621,000     156,950               X       0        0      X    0     0
COLGATE PALMOLIVE              COMMON       194162103       20,000         400               X       0        0      X    0     0
COMPUTER SCIENCES              COMMON       205363104    6,738,000     152,350               X       0        0      X    0     0
CONAGRA                        COMMON       205887102    7,240,000     274,350               X       0        0      X    0     0
CON EDISON                     COMMON       209115104    7,679,000     178,549               X       0        0      X    0     0
CONOCOPHILIPPS                 COMMON       20825C104       15,000         228               X       0        0      X    0     0
CUMMINS ENGINE                 COMMON       231021106      294,000       6,000               X       0        0      X    0     0
DUPONT                         COMMON       263534109        9,000         200               X       0        0      X    0     0
EXXON MOBIL                    COMMON       30231G102      271,000       6,600               X       0        0      X    0     0
FANNIE MAE                     COMMON       313586109      300,000       4,000               X       0        0      X    0     0
FEDERAL HOME LOAN              COMMON       313400301    6,850,000     117,448               X       0        0      X    0     0
FORD                           COMMON       345370860        3,000         200               X       0        0      X    0     0
GENERAL ELEC                   COMMON       369604103    8,219,000     265,298               X       0        0      X    0     0
HEWLETT PACKARD                COMMON       428236103       73,000       3,162               X       0        0      X    0     0
HOME DEPOT                     COMMON       437076102    8,116,000     228,698               X       0        0      X    0     0
HONEYWELL                      COMMON       438516106      100,000       3,000               X       0        0      X    0     0
IBM                            COMMON       459200101      111,000       1,200               X       0        0      X    0     0
ILLINOIS TOOL WORKS            COMMON       452308109       38,000         450               X       0        0      X    0     0
INTEL                          COMMON       458140100    6,197,000     192,450               X       0        0      X    0     0
JOHNSON & JOHNSON              COMMON       478160104    5,659,000     109,550               X       0        0      X    0     0
KEYSPAN CORP                   COMMON       49337W100    7,711,000     209,544               X       0        0      X    0     0
KIMBERLY CLARK                 COMMON       494368103      100,000       1,700               X       0        0      X    0     0
LOEWS CORP                     COMMON       540424108    6,720,000     136,400               X       0        0      X    0     0

                                           STRALEM & COMPANY, INC
                                                 13F REPORT
                                               AS OF 12/31/03

-----------------------------------------------------------------------------------------------------------------------------------
    (ITEM 1:)                  (ITEM 2)       (ITEM 3)    (ITEM 4)     (ITEM 5)  (ITEM 6)        (ITEM 7)             (ITEM 8)
                                                                                           INVESTMENT DISCRETION   VOTING AUTHORITY
                                TITLE                       FAIR                                  (b)                 (SHARES)
                                 OF                        MARKET      SHARES OR                 SHARE-AS    (c)
  NAME OF ISSUER                CLASS         CUSIP NO.     VALUE      PRINCIPAL           (a)  DEFINED IN  SHARED (a)   (b)   (c)
                                                        (IN THOUSANDS)  AMOUNT   PUT/CALL  SOLE  INSTR.V    OTHER  SOLE SHARED NONE
-----------------------------------------------------------------------------------------------------------------------------------
LOWES                          COMMON       548661107    7,909,000     142,780               X       0        0      X    0     0
MATTEL                         COMMON       577081102       44,000       2,300               X       0        0      X    0     0
MBIA INC                       COMMON       55262C100    8,094,000     136,649               X       0        0      X    0     0
MEDTRONICS                     COMMON       585055106    5,855,000     120,449               X       0        0      X    0     0
MELLON FINANCIAL               COMMON       58551A108       29,000         900               X       0        0      X    0     0
MERCK                          COMMON       589331107      370,000       8,000               X       0        0      X    0     0
MICROSOFT                      COMMON       594918104    6,439,000     233,800               X       0        0      X    0     0
OCCIDENTAL PETROLEUM           COMMON       674599105    8,437,000     199,738               X       0        0      X    0     0
PEPSICO                        COMMON       713448108      354,000       7,600               X       0        0      X    0     0
PFIZER INC                     COMMON       717081103    6,997,000     198,034               X       0        0      X    0     0
PROCTER & GAMBLE               COMMON       742718109    8,482,000      84,925               X       0        0      X    0     0
PROGRESS ENERGY                COMMON       743263105    6,981,000     154,249               X       0        0      X    0     0
ROYAL DUTCH                    COMMON       780257804      120,000       2,300               X       0        0      X    0     0
SBC COMMUNICATIONS             COMMON       78387G103      206,000       7,896               X       0        0      X    0     0
SOUTHERN CO                    COMMON       842587107    6,895,000     227,950               X       0        0      X    0     0
TEXAS INSTRUMENTS              COMMON       882508104      147,000       5,000               X       0        0      X    0     0
TIFFANY                        COMMON       886547108      181,000       4,000               X       0        0      X    0     0
VODAPHONE                      COMMON       92857W100       13,000         500               X       0        0      X    0     0
WAL MART                       COMMON       931142103    8,326,000     156,950               X       0        0      X    0     0
WELLS FARGO                    COMMON       949746101      512,000       8,700               X       0        0      X    0     0
WHIRLPOOL                      COMMON       963320106    9,088,000     125,098               X       0        0      X    0     0
XEROX                          COMMON       263534109       55,000       4,000               X       0        0      X    0     0
                                                       204,269,000   4,590,218